INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS EQUITY METHOD INVESTEES - Summary of Investments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Summarized financial information:
Investments in equity method investees at fair value	$ 352,766 [1]
Excess Mortgage Servicing Rights Investees
Summarized financial information:
Excess MSR assets	703,681
Other assets	5,534
Other liabilities	(3,683)
Equity	705,532
Investments in equity method investees at fair value	352,766
Ownership percentage in equity method investees	50.00%
Interest income	50,306
Other income	53,964
Expenses	(3,585)
Net income	$ 100,685

[1]	Represents our historical consolidated balance sheet at December 31, 2013.